Cover	Jun. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2024
Entity File Number	001-36379
Entity Registrant Name	ENERGOUS CORPORATION
Entity Central Index Key	0001575793
Entity Tax Identification Number	46-1318953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3590 North First Street
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	963-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	WATT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false